Other Assets by Major Categories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Net deferred tax assets (net of valuation allowance)	$ 429,691	$ 388,466
Investments under the equity method	313,152	299,185
Bank-owned life insurance program	238,077	237,997
Prepaid F D I C Insurance Assessment	58,082	147,513
Other prepaid expenses	77,335	75,149
Derivative assets	61,886	72,510
Securities sold but not yet delivered	69,535	23,055	29,988
Others	214,635	206,012
Total other assets	$ 1,462,393	$ 1,449,887